Document and Entity Information	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q3
Entity Registrant Name	TEEKAY CORP
Entity Central Index Key	0000911971
Current Fiscal Year End Date	--12-31